Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Professional fees	$ 984	$ 143	$ 220
Employee compensation	21	13	33
Other	104	38	30
Accrued expenses and other current liabilities	$ 1,109	$ 194	$ 283